Fair value of financial assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions
Customer deposits
Marketable debt securities
Debt instruments Eligible Capital
Other financial liabilities
Other financial liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	21,632,841	24,734,029	26,200,162
Customer deposits	97,165,180	63,223,998	60,911,279
Marketable debt securities
Debt instruments Eligible Capital
Other financial liabilities
Other financial liabilities	118,798,021	87,958,027	87,111,441
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	96,879,116	91,344,985	94,805,747
Customer deposits	485,364,980	426,696,268	408,049,671
Marketable debt securities	124,265,003	105,554,365	79,035,644
Debt instruments Eligible Capital	19,626,967	19,537,618	19,641,408
Other financial liabilities	64,793,584	62,593,104	61,448,516
Other financial liabilities	790,929,650	705,726,340	662,980,986
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	118,511,957	116,079,014	121,005,909
Customer deposits	583,220,576	489,953,489	468,961,069
Marketable debt securities	124,397,422	107,120,875	79,036,792
Debt instruments Eligible Capital	19,626,967	19,537,618	19,641,408
Other financial liabilities	64,793,584	62,593,104	61,448,516
Other financial liabilities	910,550,506	795,284,100	750,093,694
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	118,511,957	116,079,014	121,005,909
Customer deposits	582,530,160	489,920,266	468,960,950
Marketable debt securities	124,265,003	105,554,365	79,035,644
Debt instruments Eligible Capital	19,626,967	19,537,618	19,641,408
Other financial liabilities	64,793,584	62,593,104	61,448,516
Other financial liabilities	R$ 909,727,671	R$ 793,684,367	R$ 750,092,427